Financial Instruments by Category - Schedule of changes during the period in measuring level 3 fair values (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments by Category
Opening balance		R$ 625,277	R$ 532,313
Additions	[1]	28,043	120,344
Interest payment		8,096	603	R$ 1,571
Cash payment		4,100	80,939
Closing balance		614,120	625,277	R$ 532,313
Phidelis
Financial Instruments by Category
Opening balance		16,976
Closing balance		12,763	16,976
Mind Makers
Financial Instruments by Category
Opening balance		7,915
Additions		32,968
Closing balance		0	7,915
Educbank
Financial Instruments by Category
Opening balance		24,494
Closing balance		0	24,494
Escola Start Ltda. ("Start")
Financial Instruments by Category
Additions		4,481
Level 3 of fair value hierarchy [member]
Financial Instruments by Category
Opening balance		55,917
Additions	[2]	37,368
Interest payment		10,783
Cash payment		(74,549)
Transfers to level 2		(3,316)
Closing balance		26,203	55,917
Level 3 of fair value hierarchy [member] | Sociedade Educacional da Lagoa Ltda (“SEL”)
Financial Instruments by Category
Opening balance		25,876
Additions	[2]	0
Interest payment		6,858
Cash payment		(14,814)
Transfers to level 2		0
Closing balance		17,920	25,876
Level 3 of fair value hierarchy [member] | Phidelis
Financial Instruments by Category
Opening balance		7,251
Additions	[2]	0
Interest payment		1,032
Cash payment		0
Transfers to level 2		0
Closing balance		8,283	7,251
Level 3 of fair value hierarchy [member] | Redacao Nota 1000
Financial Instruments by Category
Opening balance		2,650
Additions	[2]	0
Interest payment		666
Cash payment		0
Transfers to level 2		(3,316)
Closing balance		0	2,650
Level 3 of fair value hierarchy [member] | Mind Makers
Financial Instruments by Category
Opening balance		6,600
Additions	[2]	32,968
Interest payment		1,625
Cash payment		(41,193)
Transfers to level 2		0
Closing balance		0	6,600
Level 3 of fair value hierarchy [member] | Educbank
Financial Instruments by Category
Opening balance		13,540
Additions	[2]	0
Interest payment		602
Cash payment		(14,142)
Transfers to level 2		0
Closing balance		0	13,540
Level 3 of fair value hierarchy [member] | Escola Start Ltda. ("Start")
Financial Instruments by Category
Opening balance		0
Additions	[2]	4,400
Interest payment		0
Cash payment		(4,400)
Transfers to level 2		0
Closing balance		R$ 0	R$ 0

[1]	As of December 31, 2023 it includes the purchase price of Escola Start, in the amount of R$ 4,481 (as per note 5), and the price adjustment in the acquisition of companies, in the amount of R$ 23,562, as follows: (i) increase of R$32,968 in the purchase price of Mind Makers, due to the performance of the business, considering the number of students who used the products made available by this entity in April 2023, in accordance with the 4th contractual amendment, which defined the targets for the payment of earnout, and (ii) reduction of R$9,406 in the price of the company Editora de Gouges (“Eleva”), as a result of the review of the net debt provided for in the shareholder’s agreement.
[2]	Substantially related to increase of R$ 32,968 in the purchase price of Mind Makers, due to the performance of the business, in accordance with contractual amendment which defined the targets for the payment of earnout. See note 19.